COMMITMENTS	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
COMMITMENTS

NOTE 9 – COMMITMENTS

One of the Company’s Israeli subsidiaries leases office space with the lease expiring on March 31, 2029. Lease payments are approximately $42 per month ($498 annually). Another one of the Company’s Israeli subsidiaries leases its factory space with the lease expiring on March 31, 2027. Lease payments are approximately $17 per month ($202 annually).